OPERATING LEASES - Schedule of operating lease, right of use assets (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Schedule Of Right Of Use Assets [Roll Forward]
Balance at January 1, 2022	$ 19,965
Additions	9,484
Amortization	(3,797)
Impairment	0
Balance at June 30, 2022	25,652
SFL Leases
Schedule Of Right Of Use Assets [Roll Forward]
Balance at January 1, 2022	12,181
Additions	0
Amortization	(903)
Impairment	0
Balance at June 30, 2022	11,278
Golden Hawk Lease
Schedule Of Right Of Use Assets [Roll Forward]
Balance at January 1, 2022	3,381
Additions	0
Amortization	(1,178)
Impairment	0
Balance at June 30, 2022	2,203
A. Schmidt and V. Bering Leases
Schedule Of Right Of Use Assets [Roll Forward]
Balance at January 1, 2022	2,308
Additions	9,484
Amortization	(1,456)
Impairment	0
Balance at June 30, 2022	10,336
Office Leases
Schedule Of Right Of Use Assets [Roll Forward]
Balance at January 1, 2022	2,095
Additions	0
Amortization	(260)
Impairment	0
Balance at June 30, 2022	$ 1,835